COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

12.       COMMITMENT AND CONTINGENCES

Patent Acquisition Obligations

As of July 31, 2014, we have incurred obligations due no later than November 2017 related to the acquisition of patents, which have a discounted present value of approximately $3,137,000, and which amount will be reduced by royalties paid during the period.  The payment due in November 2017 is payable at the option of the Company in cash or common stock.

Litigation Matters

On January 28, 2013, we filed a lawsuit in the United States Federal District Court for the Northern District of California against AUO and E Ink in connection with the AUO License Agreements, alleging breach of contract and other charges, and are seeking compensatory, punitive, and treble damages (the “AUO/E Ink Lawsuit”).   In addition to numerous material breaches by AUO of the AUO License Agreements, the Complaint alleges that AUO and E Ink conspired to obtain rights to CopyTele’sePaper® Electrophoretic Display technology, and CopyTele’s Nano Field Emission Display technology.  CopyTele alleges that such activities violated several State and Federal anti-trust and unfair competition statutes for which punitive and/or treble damages are applicable.  We can give no assurance as to the potential outcome of this litigation.  However, it is reasonably possible that the Company will not prevail on its damages claims in arbitration.  Pursuant to the terms of the related arbitration agreement, the Company may be liable for AUO’s attorney’s fees, which may exceed $1 million, if the Company does not prevail.

The operations of the Company involve patent licensing and enforcement in connection with the unauthorized use of patented technologies.   In connection with any of our patent enforcement actions, it is possible that a defendant may request and/or a court may rule that we have violated statutory authority, regulatory authority, federal rules, local court rules, or governing standards relating to the substantive or procedural aspects of such enforcement actions.  In such event, a court may issue monetary sanctions against us or award attorney's fees and/or expenses to a defendant(s), which could be material.

Other than the foregoing, we are not a party to any material pending legal proceedings.  We are party to claims and complaints that arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.

8.         COMMITMENTS AND CONTINGENCIES

Leases

We lease space at our principal location for office facilities.  The current lease is for approximately 7,500 square feet and expires on November 30, 2014.  During the first quarter of fiscal 2013 we began to vacate and return a substantial portion of our facilities to the landlord.   At October 31, 2013 a portion of our prior facilities have been leased to new tenants. As of October 31, 2013 our non-cancelable operating lease commitments for the years ending October 31, 2014 and 2015 were approximately $228,000 and $19,000, respectively.  Rent expense for the years ended October 31, 2013 and 2012, was approximately $360,000 and $305,000, respectively.  At October 31, 2013 we have accrued an expense of approximately $65,000 related to future rents of unused leased facilities.

Litigation Matters

On January 28, 2013, we filed a lawsuit in the United States Federal District Court for the Northern District of California against AUO and E Ink in connection with the AUO License Agreements, alleging breach of contract and other charges, and are seeking compensatory, punitive, and treble damages.   In addition to numerous material breaches by AUO of the AUO License Agreements, the Complaint alleges that AUO and E Ink conspired to obtain rights to CopyTele’sePaper® Electrophoretic Display technology, and CopyTele’s Nano Field Emission Display technology. CopyTele alleges that such activities violated several State and Federal anti-trust and unfair competition statutes for which punitive and/or treble damages are applicable.  We can give no assurance as to the potential outcome of this litigation. However, it is reasonably possible that the Company will not prevail on its damages claims in arbitration. Pursuant to the terms of the related arbitration agreement, the Company may be liable for AUO’s attorney’s fees, which may exceed $1 million, if the Company does not prevail.

Commencing in the fourth quarter of fiscal year 2012 the operations of the Company involved patent licensing and enforcement in connection with the unauthorized use of patented technologies.   In connection with any of our patent enforcement actions, it is possible that a defendant may request and/or a court may rule that we have violated statutory authority, regulatory authority, federal rules, local court rules, or governing standards relating to the substantive or procedural aspects of such enforcement actions.  In such event, a court may issue monetary sanctions against us or award attorney's fees and/or expenses to a defendant(s), which could be material.

Other than the foregoing, we are not a party to any material pending legal proceedings.  We are party to claims and complaints that arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.